UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890


13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Galvin
Title:  CFO
Phone:  (203) 254-0091


Signature, Place and Date of Signing:

/s/ Thomas S. Galvin             Southport, CT                  May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $398,867
                                         (thousands)



List of Other Included Managers:

No.        Form 13F File Number      Name


1.         028-13190                 Southport Management Limited Partnership


                                               FORM 13F INFORMATION TABLE
                                                   March 31, 2011



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7     COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT       OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION       MGRS   SOLE   SHARED NONE
---------------                --------------    -----      --------  -------   --- ----  ----------       ----   ----   ------ ----
ADOBE SYS INC                  COM               00724F101     647       19,500     PUT   SOLE             NONE      19,500
AETERNA ZENTARIS INC           COM               007975204      84       43,500 SH        SOLE             NONE      43,500
AGNICO EAGLE MINES LTD         COM               008474108     405        6,100 SH        SHARED DEFINED   1          6,100
ALASKA AIR GROUP INC           COM               011659109     653       10,300 SH        SOLE             NONE      10,300
ALLERGAN INC                   COM               018490102  13,149      185,145 SH        SHARED DEFINED   1        185,145
ALLSCRIPTS HEALTHCARE SOLUTN   COM               01988P108  14,357      683,970 SH        SHARED DEFINED   1        683,970
AMARIN CORP PLC                SPONS ADR NEW     023111206     207       28,300 SH        SOLE             NONE      28,300
AMERICAN EXPRESS CO            COM               025816109     274        6,054 SH        SOLE             NONE       6,054
APPLE INC                      COM               037833100   8,995       25,810 SH        SHARED DEFINED   1         25,810
ARM HLDGS PLC                  SPONSORED ADR     042068106   6,500      230,730 SH        SHARED DEFINED   1        230,730
BAKER HUGHES INC               COM               057224107   9,476      129,050 SH        SHARED DEFINED   1        129,050
BEMIS INC                      COM               081437105  12,969      395,280 SH        SHARED DEFINED   1        395,280
BLUE COAT SYSTEMS INC          COM NEW           09534T508   2,115       75,105 SH        SHARED DEFINED   1         75,105
BMC SOFTWARE INC               COM               055921100   5,239      105,330 SH        SHARED DEFINED   1        105,330
BRIGHAM EXPLORATION CO         COM               109178103   9,496      255,415 SH        SHARED DEFINED   1        255,415
BRISTOL MYERS SQUIBB CO        COM               110122108   7,929      300,000 SH        SOLE             NONE     300,000
BROADSOFT INC                  COM               11133B409     224        4,700 SH        SOLE             NONE       4,700
BRUNSWICK CORP                 COM               117043109     694       27,300 SH        SHARED DEFINED   1         27,300
CAVIUM NETWORKS INC            COM               14965A101   7,718      171,775 SH        SHARED DEFINED   1        171,775
CF INDS HLDGS INC              COM               125269100  19,569      143,060 SH        SHARED DEFINED   1        143,060
CIENA CORP                     COM NEW           171779309     493       19,000 SH        SOLE             NONE      19,000
COMCAST CORP NEW               CL A              20030N101     430       17,400 SH        SOLE             NONE      17,400
COMMUNITY HEALTH SYS INC NEW   COM               203668108   2,093       52,330 SH        SHARED DEFINED   1         52,330
CONOCOPHILLIPS                 COM               20825C104  16,105      201,665 SH        SHARED DEFINED   1        201,665
CONTINENTAL RESOURCES INC      COM               212015101  10,085      141,115 SH        SHARED DEFINED   1        141,115
COSTCO WHSL CORP NEW           COM               22160K105   7,297       99,520 SH        SHARED DEFINED   1         99,520
CROWN CASTLE INTL CORP         COM               228227104  10,096      237,268 SH        SHARED DEFINED   1        237,268
DENBURY RES INC                COM NEW           247916208     510       20,900 SH        SOLE             NONE      20,900
E M C CORP MASS                COM               268648102  15,832      596,075 SH        SHARED DEFINED   1        596,075
EDGAR ONLINE INC               COM               279765101   2,809    2,144,101 SH        SHARED DEFINED   1      2,144,101
EVEREST RE GROUP LTD           COM               G3223R108   6,801       77,130 SH        SHARED DEFINED   1         77,130
FOOT LOCKER INC                COM               344849104   4,509      228,672 SH        SHARED DEFINED   1        228,672
GILEAD SCIENCES INC            COM               375558103   5,546      130,585 SH        SHARED DEFINED   1        130,585
GRACE W R & CO DEL NEW         COM               38388F108     444       11,600 SH        SHARED DEFINED   1         11,600
HERTZ GLOBAL HOLDINGS INC      COM               42805T105   5,693      364,265 SH        SHARED DEFINED   1        364,265
HONEYWELL INTL INC             COM               438516106     508        8,500 SH        SOLE             NONE       8,500
ICAGEN INC                     COM NEW           45104P500     110       43,200 SH        SOLE             NONE      43,200
JUNIPER NETWORKS INC           COM               48203R104   9,521      226,265 SH        SHARED DEFINED   1        226,265
KEYCORP NEW                    COM               493267108      89       10,000 SH        SOLE             NONE      10,000
LAM RESEARCH CORP              COM               512807108   2,249       39,690 SH        SHARED DEFINED   1         39,690
LIBERTY GLOBAL INC             COM SER A         530555101   7,561      182,585 SH        SHARED DEFINED   1        182,585
LINDSAY CORP                   COM               535555106     529        6,700 SH        SOLE             NONE       6,700
MACYS INC                      COM               55616P104   8,734      360,030 SH        SHARED DEFINED   1        360,030
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589     710       18,100 SH        SHARED DEFINED   1         18,100
MEAD JOHNSON NUTRITION CO      COM               582839106     765       13,201 SH        SOLE             NONE      13,201
MEDCATH CORP                   COM               58404W109     224       16,050 SH        SHARED DEFINED   1         16,050
METLIFE INC                    COM               59156R108   9,969      222,880 SH        SHARED DEFINED   1        222,880
MONSANTO CO NEW                COM               61166W101  10,820      149,735 SH        SHARED DEFINED   1        149,735
MOSAIC CO                      COM               61945A107   9,007      114,370 SH        SHARED DEFINED   1        114,370
MYLAN INC                      COM               628530107   4,410      194,635 SH        SHARED DEFINED   1        194,635
NATIONAL OILWELL VARCO INC     COM               637071101   4,335       54,690 SH        SHARED DEFINED   1         54,690
ORACLE CORP                    COM               68389X105     578       17,300 SH        SOLE             NONE      17,300
PEOPLES UNITED FINANCIAL INC   COM               712704105     377       30,000 SH        SOLE             NONE      30,000
PIER 1 IMPORTS INC             COM               720279108     114       11,200 SH        SOLE             NONE      11,200
PLURISTEM THERAPEUTICS INC     COM               72940R102      62       24,100 SH        SOLE             NONE      24,100
POSTROCK ENERGY CORP           COM               737525105     231       36,100 SH        SOLE             NONE      36,100
POTASH CORP SASK INC           COM               73755L107   6,794      115,295 SH        SHARED DEFINED   1        115,295
QUALCOMM INC                   COM               747525103  16,450      300,025 SH        SHARED DEFINED   1        300,025
REALNETWORKS INC               COM               75605L104     311       83,600 SH        SOLE             NONE      83,600
RESEARCH IN MOTION LTD         COM               760975102     667       11,800     CALL  SOLE             NONE      11,800
RICKS CABARET INTL INC         COM NEW           765641303     291       26,700 SH        SOLE             NONE      26,700
SBA COMMUNICATIONS CORP        COM               78388J106     821       20,700 SH        SOLE             NONE      20,700
SIRIUS XM RADIO INC            COM               82967N108   2,206    1,336,900 SH        SHARED DEFINED   1      1,336,900
SPDR S&P 500 ETF TR            TR UNIT           78462F103   3,315       25,000     PUT   SOLE             NONE      25,000
SPREADTRUM COMMUNICATIONS IN   ADR               849415203     260       14,000 SH        SOLE             NONE      14,000
STARBUCKS CORP                 COM               855244109   9,054      245,035 SH        SHARED DEFINED   1        245,035
STILLWATER MNG CO              COM               86074Q102   2,513      109,575 SH        SHARED DEFINED   1        109,575
SYNCHRONOSS TECHNOLOGIES INC   COM               87157B103   5,937      170,839 SH        SHARED DEFINED   1        170,839
SYNTROLEUM CORP                COM               871630109     517      228,890 SH        SOLE             NONE     228,890
TALEO CORP                     CL A              87424N104   3,256       91,340 SH        SHARED DEFINED   1         91,340
TERADATA CORP DEL              COM               88076W103     299        5,900 SH        SHARED DEFINED   1          5,900
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209  10,232      203,940 SH        SHARED DEFINED   1        203,940
TIMBERLINE RES CORP            COM               887133106      48       50,000 SH        SOLE             NONE      50,000
TJX COS INC NEW                COM               872540109  11,779      236,855 SH        SHARED DEFINED   1        236,855
VALMONT INDS INC               COM               920253101   5,870       56,240 SH        SHARED DEFINED   1         56,240
VERISIGN INC                   COM               92343E102  14,519      400,955 SH        SHARED DEFINED   1        400,955
VIRTUALSCOPICS INC             COM               928269109     124       60,000 SH        SOLE             NONE      60,000
WEATHERFORD INTERNATIONAL LT   REG SHS           H27013103  11,108      491,515 SH        SHARED DEFINED   1        491,515
WELLPOINT INC                  COM               94973V107   9,999      143,270 SH        SHARED DEFINED   1        143,270
WESTPORT INNOVATIONS INC       COM NEW           960908309   2,152       97,900 SH        SHARED DEFINED   1         97,900




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